UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brenner West Capital Advisors, LLC
Address:  110 East 42nd Street
          Suite 1419
          New York, New York  10017

Form 13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joshua Kaufman
Title:  Managing Member
Phone:  (212) 801-1255

Signature, Place, and Date of Signing:

/s/ Joshua Kaufman         New York, New York       November 13, 2008
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $77,119 (in thousands)

List of Other Included Managers:


* Messrs. Craig Nerenberg and Joshua Kaufman are the investment managers of Brenner West Capital Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                             Title of             Mkt Value  SH/PRN   SH/ PUT/ Invest  Other     Voting Authority
Name of Issuer                Class       CUSIP   (x1,000)   Amount   PRN CALL  Disc  Managers   Sole    Shared None
AFC ENTERPRISES INC        Common       00104Q107     4,735   652,268 SH       Shared            652,268
ALLEGHENY ENERGY INC       Common       017361106     7,097   193,000 SH       Shared            193,000
ALLEGHENY ENERGY INC       Common       017361106     1,839    50,000 SH  CALL Shared             50,000
CALLIDUS SOFTWARE INC      Common       13123E500     6,964 1,758,536 SH       Shared          1,758,536
CBRL GROUP INC             Common       12489V106     6,286   239,000 SH       Shared            239,000
CORRECTIONS CORP AMER NEW  Com New      22025Y407     6,468   260,288 SH       Shared            260,288
COVANTA HLDG CORP          Common       22282E102     5,996   250,451 SH       Shared            250,451
DYNAMEX INC                Common       26784F103     4,155   145,995 SH       Shared            145,995
GENTEK INC                 Com New      37245X203     9,771   380,061 SH       Shared            380,061
LOEWS CORP                 Common       540424108     4,782   121,099 SH       Shared            121,099
NALCO HOLDING COMPANY      Common       62985Q101     8,158   440,000 SH       Shared            440,000
ORIGEN FINL INC            Common       68619E208       116    97,505 SH       Shared             97,505
PROSHARES TR               Real Est Pro 74347R552     3,080    40,000 SH       Shared             40,000
REIS INC                   Common       75936P105     2,097   349,494 SH       Shared            349,494
TOWN SPORTS INTL HLDGS INC Common       89214A102     3,324   544,866 SH       Shared            544,866
TYLER TECHNOLOGIES INC     Common       902252105     2,251   148,403 SH       Shared            148,403
                                                     77,119